Income tax - Analysis of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Current year income tax expense	$ (21,939)	$ (15,456)	$ (17,903)
Deferred income tax (expense)	22,316	67,595	(12,670)
Total income tax benefit (expense)	377	52,139	(30,573)
Deferred income tax expense, translation effect			118
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	362	(80)	(274)
Remeasurement gain (loss) of employee benefits	32	(79)	138
Benefit (expense) deferred income tax recognized in OCI	$ 394	$ (159)	$ (136)